Sprott Gold Miners ETF

Schedule of Investments

As of September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.91%)
Gold Mining (99.50%)
Agnico Eagle Mines, Ltd.	77,624	$4,027,059
Alamos Gold, Inc., Class A(a)	1,125,115	8,092,371
AngloGold Ashanti, Ltd., Sponsored ADR(a)	53,623	857,432
B2Gold Corp.	2,452,637	8,384,587
Barrick Gold Corp.	865,710	15,631,445
Centerra Gold, Inc.	1,112,335	7,596,477
Coeur Mining, Inc.(b)	138,735	855,995
Dundee Precious Metals, Inc.	1,196,494	7,198,235
Eldorado Gold Corp.(b)	886,197	6,856,727
Endeavour Mining PLC(a)	435,386	9,800,138
Equinox Gold Corp.(a)(b)	144,002	950,463
Franco-Nevada Corp.	154,614	20,086,636
Gold Fields, Ltd., Sponsored ADR	97,750	793,730
Harmony Gold Mining Co., Ltd., Sponsored ADR	246,088	775,177
IAMGOLD Corp.(a)(b)	289,511	656,006
K92 Mining, Inc.(b)	160,251	770,511
Kinross Gold Corp.	1,667,562	8,939,481
Kirkland Lake Gold, Ltd.	297,670	12,399,391
New Gold, Inc.(b)	413,596	437,564
Newmont Corp.	416,908	22,638,104
Novagold Resources, Inc.(a)(b)	125,957	867,160
OceanaGold Corp.(a)(b)	496,316	811,128
Osisko Gold Royalties, Ltd.	73,313	823,657
Osisko Mining, Inc.(b)	213,378	395,893
Pretium Resources, Inc.(b)	774,805	7,493,574
Royal Gold, Inc.	86,374	8,247,853
Sandstorm Gold, Ltd.(b)	1,107,055	6,371,728
Seabridge Gold, Inc.(b)	51,114	787,332
SSR Mining, Inc.	555,964	8,085,313
Torex Gold Resources, Inc.(b)	667,581	6,672,648
Wesdome Gold Mines, Ltd.(a)(b)	740,716	5,935,787
Wheaton Precious Metals Corp.	399,383	15,034,408
Yamana Gold, Inc.(a)	2,162,438	8,536,389
Total Gold Mining		207,810,399

Silver Mining (0.41%)
Hecla Mining Co.	155,844	857,142

TOTAL COMMON STOCKS
(Cost $208,923,281)		208,667,541

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (6.60%)
Money Market Fund (0.08%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $168,109)	0.01%	168,109	168,109

Investments Purchased with Collateral from Securities Loaned (6.52%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%
(Cost $13,624,244)		13,624,244	13,624,244
TOTAL SHORT TERM INVESTMENTS
(Cost $13,792,353)			13,792,353

TOTAL INVESTMENTS (106.51%)
(Cost $222,715,634)			$222,459,894
LIABILITIES IN EXCESS OF OTHER ASSETS (-6.51%)			(13,598,030)
NET ASSETS - 100.00%			$208,861,864

(a)	The security, or a portion of the security position is currently on loan. As of September 30, 2021 the total market value of securities on loan is $20,607,772. The loaned securities were secured with cash collateral of $13,624,244 and non-cash collateral with the value of $7,799,978. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(b)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Sprott Junior Gold Miners ETF

Schedule of Investments

As of September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.78%)
Diversified Metals & Mining (1.55%)
Aurelia Metals, Ltd.	7,749,369	$1,680,724

Gold Mining (98.23%)
Argonaut Gold, Inc.(a)(b)	1,737,921	3,773,317
Bellevue Gold, Ltd.(a)(b)	9,768,896	5,967,754
Centamin PLC	4,316,829	5,561,734
De Grey Mining, Ltd.(a)(b)	5,131,142	3,579,728
Dundee Precious Metals, Inc.	779,373	4,688,791
Gold Road Resources, Ltd.(b)	4,432,697	3,829,523
Great Bear Resources, Ltd.(a)	565,416	6,053,246
Greatland Gold PLC(a)	18,344,419	3,954,764
Hochschild Mining PLC	889,499	1,594,020
K92 Mining, Inc.(a)	886,546	4,262,644
McEwen Mining, Inc.(a)(b)	1,758,163	1,828,489
New Gold, Inc.(a)(b)	1,225,035	1,296,026
Novo Resources Corp.(a)	1,262,614	1,734,524
OceanaGold Corp.(a)(b)	1,262,815	2,063,814
Orla Mining, Ltd.(a)	1,135,220	3,746,423
Osisko Mining, Inc.(a)	879,506	1,631,801
Pan African Resources PLC	23,980,261	5,053,442
Perseus Mining, Ltd.(a)	2,330,311	2,358,580
Petropavlovsk PLC(a)(b)	6,680,684	1,847,119
Ramelius Resources, Ltd.	3,689,999	3,561,363
Regis Resources, Ltd.	1,642,589	2,386,897
Resolute Mining, Ltd.(a)(b)	14,369,852	4,311,309
Sabina Gold & Silver Corp.(a)	1,604,835	1,849,881
Seabridge Gold, Inc.(a)(b)	129,954	2,007,789
Silver Lake Resources, Ltd.(a)	3,811,964	3,692,856
Skeena Resources, Ltd.(a)	602,223	5,971,831
SolGold PLC(a)	5,784,874	2,174,677
St Barbara, Ltd.	1,737,335	1,683,050
Torex Gold Resources, Inc.(a)	371,398	3,712,221
Victoria Gold Corp.(a)	155,974	1,855,778
Wesdome Gold Mines, Ltd.(a)(b)	598,387	4,795,222
West African Resources, Ltd.(a)(b)	2,843,421	1,993,984
Westgold Resources, Ltd.	1,427,788	1,677,358
Total Gold Mining		106,499,955

TOTAL COMMON STOCKS
(Cost $136,917,773)		108,180,679

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (12.94%)
Money Market Fund (0.22%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $243,035)	0.01%	243,035	243,035

Investments Purchased with Collateral from Securities Loaned (12.71%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%
(Cost $13,781,249)		13,781,249	13,781,249
TOTAL SHORT TERM INVESTMENTS
(Cost $14,024,284)			14,024,284

TOTAL INVESTMENTS (112.72%)
(Cost $150,942,057)			$122,204,963
LIABILITIES IN EXCESS OF OTHER ASSETS (-12.72%)			(13,787,162)
NET ASSETS - 100.00%			$108,417,801

(a)	Non-income producing security.
(b)	The security, or a portion of the security position is currently on loan. As of September 30, 2021 the total market value of securities on loan is $18,218,233. The loaned securities were secured with cash collateral of $13,781,249 and non-cash collateral with the value of $5,520,434. The non-cash collateral received consists of common stocks and is held for the benefit of the Fund at the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

See Notes to Quarterly Schedule of Investments.

Sprott Funds Trust

Notes to Quarterly Schedules of Investments

September 30, 2021 (Unaudited)

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments at September 30, 2021:

Sprott Gold Miners ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$208,667,541	$–	$–	$208,667,541
Short Term Investments	13,792,353	–	–	13,792,353
Total	$222,459,894	$–	$–	$222,459,894

Sprott Junior Gold Miners ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$108,180,679	$–	$–	$108,180,679
Short Term Investments	14,024,284	–	–	14,024,284
Total	$122,204,963	$–	$–	$122,204,963

*	For a detailed sector or country breakdown, see the accompanying Schedule of Investments.

There were no transfers out of or into level 3 during the period ended September 30, 2021.